Group Information - Additional Information (Detail) - EUR (€)			6 Months Ended	12 Months Ended
		Sep. 16, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Oct. 01, 2021	Apr. 30, 2021
Disclosure of transactions between related parties [line items]
Convertible bonds	[1]				€ 26,145,982
Principal Amount Of Bonds			€ 75,798,415	€ 51,346,290	22,372,432
Increase In Share Premium			329,091,537	322,391,277	28,725,511	[1]		€ 321,788,878
Insurance Premium Used For Settlement Of Damages				3,646	3,510
Write-offs Of Receivables on Related Parties				0	0		€ 0
Allowance for Credit Losses for Receivables on Related Parties				0	0		0
Rightofuse assets total				4,848,142
Lease liabilities				5,055,498
Key Management Personnel Compensation Short Term Employee Benefits [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, termination benefits			206,397
Key Management Personnel Compensation Share based Payment [Member]
Disclosure of transactions between related parties [line items]
Key management personnel compensation, termination benefits			€ 2,394,624
Shareholders [Member]
Disclosure of transactions between related parties [line items]
Issuance Of New Convertible Bonds					18,094,427
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Loans And Advances To Senior Management				0	0
Members of Senior Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel Post employment benefit expense				0	0		€ 0
Key management personnel pension or life insurance obligations				0	0
Convertible Bonds [Member]
Disclosure of transactions between related parties [line items]
Convertible bonds					26,145,982
Principal Amount Of Bonds					25,880,000
Issuance Of New Convertible Bonds									€ 20,550,000
Increase In Share Premium		€ 87,031,625
Redemption Of Notional Amount		38,430,000
Interest Costs Capitalised		€ 1,651,255
Interest Expense				2,385,328
Convertible Bonds [Member] | Shareholders [Member]
Disclosure of transactions between related parties [line items]
Convertible bonds					17,880,000
Interest Expense				€ 1,436,828	265,982
Convertible Bonds [Member] | Third Party Investors [Member]
Disclosure of transactions between related parties [line items]
Interest Expense					€ 214,427
New Convertible Note [Member]
Disclosure of transactions between related parties [line items]
Issuance Of New Convertible Bonds									€ 27,550,000

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.